EMPLOYEE-RELATED BENEFITS - Asset Allocation (Details) - Pension Benefits	Dec. 31, 2022
U.S. equity investments
Pension and other post-retirement costs, net
Target asset allocation (as a percent)	11.00%
Actual asset allocation (as a percent)	10.00%
International equity investments
Pension and other post-retirement costs, net
Target asset allocation (as a percent)	12.00%
Actual asset allocation (as a percent)	12.00%
World equity fund (U.S. and International equity investments)
Pension and other post-retirement costs, net
Target asset allocation (as a percent)	20.00%
Actual asset allocation (as a percent)	19.00%
High yield fixed income investments
Pension and other post-retirement costs, net
Target asset allocation (as a percent)	4.00%
Actual asset allocation (as a percent)	4.00%
Fixed income investments
Pension and other post-retirement costs, net
Target asset allocation (as a percent)	45.00%
Actual asset allocation (as a percent)	44.00%
Cash equivalents
Pension and other post-retirement costs, net
Target asset allocation (as a percent)	0.00%
Actual asset allocation (as a percent)	1.00%
Other
Pension and other post-retirement costs, net
Target asset allocation (as a percent)	8.00%
Actual asset allocation (as a percent)	10.00%